Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Schedule of share based payment arrangement

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in €)	2020	2019	2018
2020	€3.95	—	7,210	18,200
2023	2.44	165,693	211,769	294,400
2024	2.44	100,086	102,696	144,703
2024	3.95	6,238	6,238	6,895
2024	7.17	294,167	335,067	407,061
2025	11.44	21,500	39,000	39,000
2025	10.34	950	3,000	3,000
2025	9.47	114,232	185,832	226,323
2026	11.38	45,000	45,000	50,415
2026	11.47	127,252	219,791	257,616
2026	14.13	176,426	258,746	315,102
2027	18.41	102,479	108,613	114,019
2027	21.17	460,701	565,798	628,292
2023	80.82	85,077	94,100	94,600
2028	80.82	49,532	73,100	75,450
2023	86.32	325,661	366,260	369,760
2028	86.32	381,317	402,714	491,815
2024	113.49	111,174	111,690	—
2029	113.49	163,410	299,560	—
2024	135.75	195,452	204,430	—
2029	135.75	692,914	717,455	—
2025	119.53	19,000	—	—
2030	119.53	123,700	—	—
2025	196.15	131,770	—	—
2030	196.15	325,150	—	—
2025	200.22	32,100	—	—
2030	200.22	175,200	—	—
2030	247.60	31,200	—	—
2025/2030 (1)	€247.60	908,362	—	—
		5,365,743	4,358,069	3,536,651
(1)	In December 2020, the Company granted options for which the beneficiaries had a 60-day period to choose between a contractual term of five or ten years.

Schedule of number of stock options

	2020		2019		2018
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	4,358,069	€63.75	3,536,651	€33.42	2,862,216	€11.54
Granted	1,797,652	217.35	1,365,172	128.52	1,040,475	85.37
Exercised	(602,463)	31.67	(419,317)	11.35	(319,671)	7.02
Forfeited	(187,515)	139.34	(124,437)	88.92	(46,369)	30.44
Outstanding at December 31	5,365,743	116.43	4,358,069	63.75	3,536,651	33.42
Exercisable at December 31	2,833,680	€53.17	2,203,476	€22.59	1,859,315	€9.62

Schedule of weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in €)	December 31, 2020	(in years)
2.44 - 3.95	272,017	3.08
7.17 - 9.47	408,399	4.24
10.34 - 14.13	371,128	5.62
18.41 - 21.17	563,180	6.87
80.82 - 86.32	841,587	5.46
113.49 - 135.75	1,305,650	7.64
196.15 - 247.60	1,603,782	9.29

Schedule of parameters used in relation to the new grants

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2020:

Stock options granted in	April 2020	June 2020	Oct 2020	Dec 2020
Number of options granted	142,700	550,090	196,500	908,362
Fair value of options (in EUR)	€62.31 - 120.63	€68.01 - 105.65	€74.24 - 127.68	€119.26 - 124.67
Share price (in EUR)	€126.50 - 205.60	€183.20 - 229.20	€209.00 - 239.20	€247.4
Exercise price (in EUR)	€119.53	€196.15	€200.22	€247.6
Expected volatility	44.44 - 64.77%	43.46 - 52.19%	44.17 - 52.71%	53.00 - 53.51%
Expected option life (in years)	4 - 6.68	4 - 6.68	4 - 6.68	6.15 - 6.68 (1)
Risk‑free interest rate	(0.32) - (0.18)%	(0.43) - (0.28)%	(0.51) - (0.34)%	(0.42) - (0.40)%
Expected dividends	—%	—%	—%	—%
(1)

In December 2020, the Company granted a total of 908,362 stock options. The beneficiary can choose between a contractual term of five or ten years. The expected option life ranges between 6.15 and 6.68 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €84.5 million (100% of the stock options with a contractual term of five years) to €110.3 million (100% of the stock options with a conctractual term of ten years ).

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2019:

Stock options granted in	June 2019	Nov 2019	Dec 2019
Number of options granted	423,487	19,800	921,885
Average Fair value of options (in EUR)	€63.45	€57.69	€41.40 - 66.39
Share price (in EUR)	€123.20	€126.40	€130.1 - 150.7
Exercise price (in EUR)	€113.49	€113.49	€135.75
Expected volatility	45.25%	44.14	43.80 - 44.11%
Average Expected option life (in years)	8.59	6.50	4 - 6.5
Risk‑free interest rate	0.07%	(0.05)	(0.57) - (0.24)%
Expected dividends	—%	—	—%

Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2018:

Stock options granted in	June 2018	Dec 2018
Number of options granted	178,900	861,575
Fair value of options (in EUR)	€32.12	€39.85
Share price (in EUR)	€72.00	€82.20
Exercise price (in EUR)	€80.82	€86.32
Expected volatility	45.50%	46.19%
Average expected option life (in years)	7.36	7.83
Risk‑free interest rate	0.72%	0.77%
Expected dividends	—%	—%